Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Capitalized Borrowing Costs and Capitalization Rate
(c)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Capitalized borrowing costs	₩	191,876	64,606	152,074
Capitalization rate		4.14%	3.69%	3.11%

Changes in Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the year ended December 31, 2021 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2021	₩	442,822	7,420,854	48,166,361	735,329	6,122,364	184,036	1,021,641	64,093,407
Accumulated depreciation as of January 1, 2021		—	(3,457,052)	(37,581,293)	(600,912)	—	(69,130)	(697,134)	(42,405,521)
Accumulated impairment loss as of January 1, 2021		—	(116,596)	(1,317,770)	(8,250)	(76,637)	(3,999)	(24,931)	(1,548,183)
Book value as of January 1, 2021	₩	442,822	3,847,206	9,267,298	126,167	6,045,727	110,907	299,576	20,139,703
Additions		—	—	—	—	3,651,064	63,655	—	3,714,719
Depreciation		—	(394,416)	(3,188,694)	(72,065)	—	(62,983)	(259,095)	(3,977,253)
Disposals		(8,975)	(17,655)	(30,046)	(44)	(6,899)	(7)	(40,501)	(104,127)
Impairment loss		—	3,897	(15,287)	(3)	620	—	(7,191)	(17,964)
Others(*3)		—	704,753	1,784,733	110,083	(2,910,055)	—	299,534	(10,952)
Government grants received		—	(5,491)	(80,432)	(60)	—	—	—	(85,983)
Effect of movements in exchange rates		—	167,236	682,295	15,041	11,141	8,294	16,296	900,303
Book value as of December 31, 2021	₩	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446
Acquisition cost as of December 31, 2021	₩	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190
Accumulated depreciation as of December 31, 2021	₩	—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)
Accumulated impairment loss as of December 31, 2021	₩	—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)

(*1) As of December 31, 2021, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment

(*3) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment. Continued
(b)
Changes in property, plant and equipment for the year ended December 31, 2022 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2022	₩	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190
Accumulated depreciation as of January 1, 2022		—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)
Accumulated impairment loss as of January 1, 2022		—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)
Book value as of January 1, 2022	₩	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446
Additions		—	—	—	—	5,709,828	72,567	—	5,782,395
Depreciation		—	(373,089)	(3,182,783)	(83,747)	—	(76,370)	(269,796)	(3,985,785)
Disposals		(3,573)	—	(172,547)	(477)	—	—	(36,958)	(213,555)
Impairment loss(*3)		—	(252,997)	(672,061)	(6,912)	(292,564)	(3,439)	(29,282)	(1,257,255)
Others(*4)		45,771	196,747	1,732,712	78,497	(2,425,047)	(420)	334,931	(36,809)
Government grants received		—	-	(57,503)	-	-	-	-	(57,503)
Effect of movements in exchange rates		—	27,755	116,514	2,738	5,895	454	3,643	156,999
Book value as of December 31, 2022	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Acquisition cost as of December 31, 2022	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of December 31, 2022	₩	—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of December 31, 2022	₩	—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)

(*1) As of December 31, 2022, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment

(*3) During 2022, Display(Large OLED) CGU was assessed for impairment, and impairment losses amounting to ~~W~~1,236,563 million are recognized as other expenses. Details of the impairment loss is explained in Note 10(d).

(*4) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment. Continued